TAXATION - Total income expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Federal			$ 3,382,985	$ 1,326,450
Foreign			(40,669)		$ 121,810
Total			3,342,316	1,326,450	121,810
Deferred:
Federal			1,478,135	5,923,741
Total	$ 3,900,820	$ 2,076,133	1,478,135	5,923,741
Income tax expense	$ 4,789,638	$ 3,745,855	$ 4,820,451	$ 7,250,191	$ 121,810